Item 1: Schedule of Investments


 T. Rowe Price Institutional Foreign Equity Fund
 (Unaudited) January 31, 2005
 PORTFOLIO OF INVESTMENTS (1) ++
 (Cost and value in $ 000s)                            Share         Value

 AUSTRALIA  2.0%
 Common Stocks  2.0%
 BHP Billiton *                                        408,377       5,207

 Brambles Industries *ss.                              292,600       1,665

 Macquarie Bank                                        56,241        2,133

 News Corp. GDR, Class A *                             234,339       3,953

 Total Australia (Cost $7,814)                                       12,958

 BELGIUM  0.4%
 Common Stocks  0.4%
 Fortis *                                              34,184        924

 UCB *                                                 35,106        1,719

 Total Belgium (Cost $1,398)                                         2,643

 BRAZIL  1.3%
 Common Stocks  1.3%
 Petroleo Brasileiro (Petrobras) ADR (USD) *           145,360       5,211

 Tele Norte Leste ADR (USD) *                          231,500       3,336

 Total Brazil (Cost $5,581)                                          8,547

 CANADA  0.7%
 Common Stocks  0.7%
 Research In Motion (USD) *                            29,100        2,074

 Telus                                                 37,900        1,103

 Telus (Non-voting shares) (USD)                       55,600        1,557

 Total Canada (Cost $4,375)                                          4,734

 CHINA  0.4%
 Common Stocks  0.4%
 China Telecom (HKD) *                                 1,864,000     696

 China Telecom, 144A (HKD) **                          5,132,000     1,915

 Total China (Cost $2,066)                                           2,611

 DENMARK  0.5%
 Common Stocks  0.5%
 Novo Nordisk, Series B *                              63,451        3,391

 Total Denmark (Cost $1,806)                                         3,391

 FINLAND  1.0%
 Common Stocks  1.0%
 Nokia *                                               401,599       6,149

 Total Finland (Cost $691)                                           6,149

 FRANCE  13.8%
 Common Stocks  13.8%
 AXA *                                                 160,478       3,903

 BNP Paribas *ss.                                      98,444        7,119

 Compagnie de Saint-Gobain *                           66,504        4,122

 Credit Agricole ss.                                   200,124       5,975

 France Telecom *                                      219,213       6,895

 Groupe Danone *ss.                                    32,260        3,013

 Hermes International *                                20,287        3,986

 L'Oreal *ss.                                          20,061        1,506

 Lafarge *                                             7,497         775

 LVMH ss.                                              54,309        3,770

 Sanofi-Aventis *                                      180,190       13,449

 Schneider Electric, Series A *                        48,842        3,738

 Societe Generale *                                    30,109        3,005

 Societe Television Francaise 1 *ss.                   105,942       3,453

 Sodexho Alliance *ss.                                 92,179        2,760

 STMicroelectronics *                                  80,307        1,342

 Thomson *ss.                                          74,555        1,896

 Total                                                 73,051        15,712

 Vivendi Universal *                                   48,597        1,536

 Total France (Cost $44,155)                                         87,955

 GERMANY  2.9%
 Common Stocks  2.9%
 Allianz *                                             15,489        1,841

 Bayer *                                               31,934        1,045

 DEPFA Bank *                                          36,894        650

 Deutsche Bank *                                       27,055        2,306

 E.On *                                                21,310        1,912

 Hypo Real Estate *                                    124,404       4,935

 Lanxess *                                             3,193         62

 Rhoen-Klinikum *                                      11,411        756

 SAP *                                                 16,120        2,510

 Siemens ss.                                           29,833        2,371

 Total Germany (Cost $11,213)                                        18,388

 GREECE  0.5%
 Common Stocks  0.5%
 National Bank of Greece *                             94,910        3,206

 Total Greece (Cost $2,882)                                          3,206

 HONG KONG  1.4%
 Common Stocks  1.4%
 Cheung Kong Holdings *                                347,000       3,185

 Esprit Holdings                                       227,000       1,317

 Li & Fung *                                           1,116,000     1,841

 Sun Hung Kai Properties                               280,000       2,606

 Total Hong Kong (Cost $6,677)                                       8,949

 INDIA  0.9%
 Common Stocks  0.9%
 I-Flex Solutions *                                    163,600       2,307

 National Thermal Power *                              224,200       445

 Oil & Natural Gas                                     4,000         75

 Zee Telefilms *                                       883,000       3,120

 Total India (Cost $4,958)                                           5,947

 INDONESIA  0.3%
 Common Stocks  0.3%
 Telekomunikasi                                        3,139,500     1,640

 Total Indonesia (Cost $1,716)                                       1,640

 ITALY  4.4%
 Common Stocks  4.4%
 Alleanza Assicurazioni *                              280,750       3,806

 Banca Intesa *                                        375,760       1,748

 Banco Popolare di Verona e Novara *                   79,700        1,533

 ENI S.p.A. *                                          347,390       8,470

 Mediaset                                              117,914       1,646

 Mediolanum *ss.                                       165,285       1,226

 Telecom Italia Mobile *ss.                            31,424        219

 Telecom Italia-RNC *                                  964,764       3,099

 UniCredito Italiano *                                 1,093,793     6,027

 Total Italy (Cost $12,434)                                          27,774

 JAPAN  20.7%
 Common Stocks  20.7%
 AIFUL *                                               15,650        1,773

 Benesse *                                             46,700        1,669

 Canon                                                 52,400        2,723

 Credit Saison *ss.                                    46,400        1,571

 Dai Nippon Printing *                                 231,000       3,634

 Daikin Industries *ss.                                79,100        2,124

 Daito Trust Construction *                            49,700        2,299

 Daiwa Securities *                                    382,000       2,580

 Fanuc *                                               56,400        3,796

 Fujisawa Pharmaceutical *                             42,100        1,082

 Funai Electric *ss.                                   18,900        2,166

 Hoya *                                                23,600        2,425

 JSR *ss.                                              119,800       2,546

 KDDI *                                                1,197         6,097

 Keyence *                                             9,400         2,152

 Kyocera *                                             29,700        2,132

 Leopalace21 *                                         137,200       2,495

 Marui *ss.                                            129,300       1,723

 Matsui Securities *ss.                                41,200        1,469

 Mitsubishi *                                          361,000       4,241

 Mitsubishi Estate *                                   169,000       2,129

 Mitsubishi Tokyo Financial *                          213           2,021

 Mitsui Fudosan *                                      465,000       5,785

 Mitsui Trust *ss.                                     267,000       2,833

 NEC *                                                 439,000       2,508

 Nidec *                                               12,700        1,427

 Nissan Motor *                                        317,000       3,367

 Nomura *                                              420,200       5,559

 NTT DoCoMo *                                          692           1,204

 Oji Paper *                                           254,000       1,429

 Orix *ss.                                             24,200        3,190

 Resona Holdings *                                     1,018,000     2,075

 Rohm *                                                23,200        2,114

 Secom *                                               129,500       5,163

 Sega Sammy Holdings *ss.                              24,600        1,585

 Seven-Eleven Japan *ss.                               125,900       3,807

 Shin-Etsu Chemical *                                  89,100        3,520

 SMC *                                                 13,500        1,573

 Sumitomo Mitsui Financial *ss.                        872           6,119

 Suzuki Motor *                                        144,000       2,633

 T&D Holdings *ss.                                     41,850        1,963

 Takefuji *                                            5,270         369

 Teijin *ss.                                           405,000       1,678

 Toray Industries *                                    335,000       1,558

 Toyota Motor *                                        167,200       6,532

 UFJ *                                                 340           2,035

 Uniden *                                              60,000        1,148

 USS *                                                 19,530        1,613

 Yamanouchi Pharmaceutical *                           89,600        3,251

 Yamato Transport *ss.                                 98,000        1,464

 Total Japan (Cost $108,262)                                         132,349

 KAZAKHSTAN  0.4%
 Common Stocks  0.4%
 PetroKazakhstan (USD)                                 71,363        2,568

 Total Kazakhstan (Cost $1,919)                                      2,568

 MALAYSIA  0.3%
 Common Stocks  0.3%
 Astro All Asia (Ordinary shares) *                    1,487,100     2,153

 Total Malaysia (Cost $1,678)                                        2,153

 MEXICO  2.5%
 Common Stocks  2.5%
 America Movil ADR, Series L (USD)                     88,900        4,717

 Grupo Financiero Banorte *                            233,400       1,499

 Grupo Modelo, Series C                                846,000       2,280

 Grupo Televisa ADR (USD) *                            43,600        2,565

 Wal-Mart de Mexico, Series V *                        1,401,773     4,833

 Total Mexico (Cost $9,906)                                          15,894

 NETHERLANDS  3.7%
 Common Stocks  3.7%
 ASML Holding *ss.                                     203,390       3,326

 Fortis (Unified shares) *                             47,307        1,278

 ING Groep GDS *                                       231,020       6,675

 Koninklijke Numico *                                  82,836        3,178

 Philips Electronics *                                 166,990       4,361

 Reed Elsevier *                                       69,300        937

 Royal Dutch Petroleum *ss.                            33,359        1,941

 Royal KPN *                                           166,800       1,603

 Total Netherlands (Cost $11,524)                                    23,299

 NORWAY  0.3%
 Common Stocks  0.3%
 Orkla, Series A *                                     54,395        1,780

 Total Norway (Cost $466)                                            1,780

 RUSSIA  1.2%
 Common Stocks  1.2%
 AO VimpelCom ADR (USD) *                              57,200        2,071

 JSC MMC Norilsk Nickel ADR (USD) *                    37,500        2,128

 Lukoil ADR, 144A (USD) *                              17,390        2,146

 Mobile Telesystems ADR (USD) *                        37,600        1,353

 Total Russia (Cost $6,065)                                          7,698

 SINGAPORE  0.9%
 Common Stocks  0.9%
 United Overseas Bank *                                496,060       4,215

 Venture Manufacturing *                               149,000       1,430

 Total Singapore (Cost $4,497)                                       5,645

 SOUTH AFRICA  0.2%
 Common Stocks  0.2%
 Standard Bank Investment *                            134,400       1,463

 Total South Africa (Cost $1,264)                                    1,463

 SOUTH KOREA  0.9%
 Common Stocks  0.9%
 Hyundai Motor GDR, 144A (USD)                         68,200        1,929

 Samsung Electronics                                   8,293         4,000

 Total South Korea (Cost $3,107)                                     5,929

 SPAIN  4.3%
 Common Stocks  4.3%
 Banco Bilbao Vizcaya Argentaria ss.                   394,183       6,653

 Banco Santander Central Hispano                       344,023       4,086

 Endesa                                                111,189       2,536

 Gas Natural ss.                                       90,840        2,631

 Inditex *ss.                                          83,400        2,366

 Repsol ss.                                            101,668       2,603

 Telefonica *                                          259,885       4,740

 Telefonica ADR (USD) *                                37,207        2,028

 Total Spain (Cost $14,595)                                          27,643

 SWEDEN  2.5%
 Common Stocks  2.5%
 Hennes & Mauritz, Series B *                          115,050       3,803

 LM Ericsson *ss.                                      559,803       1,647

 Securitas, Series B *                                 467,535       7,393

 Tele2, Series B *ss.                                  85,100        2,918

 Total Sweden (Cost $12,898)                                         15,761

 SWITZERLAND  6.0%
 Common Stocks  6.0%
 Adecco *                                              120,521       6,293

 Credit Suisse Group *                                 160,820       6,497

 Nestle *                                              41,016        10,768

 Roche Holding (Participation certificates) *          30,327        3,237

 UBS *                                                 139,305       11,306

 Total Switzerland (Cost $16,097)                                    38,101

 TAIWAN  1.0%
 Common Stocks  1.0%
 E.Sun Financial *                                     2,251,000     1,802

 Far Eastone Telecom GDR (USD) *                       100,400       1,727

 Taiwan Semiconductor Manufacturing *                  1,548,456     2,539

 Total Taiwan (Cost $5,510)                                          6,068

 THAILAND  0.6%
 Common Stocks  0.6%
 Bangkok Bank NVDR                                     653,300       1,813

 Kasikornbank Public NVDR *                            1,188,700     1,696

 True Corp. *                                          918,600       245

 Total Thailand (Cost $3,501)                                        3,754

 TURKEY  0.7%
 Common Stocks  0.7%
 Turkiye Garanti Bankasi *                             459,400       1,836

 Turkiye Is Bankasi *                                  469,000       2,750

 Total Turkey (Cost $3,727)                                          4,586

 UNITED KINGDOM  21.4%
 Common Stocks  21.4%
 AstraZeneca *                                         165,399       6,220

 Autonomy *                                            83,834        272

 British Sky Broadcasting *                            214,631       2,286

 Cadbury Schweppes *                                   148,462       1,331

 Capita *                                              143,200       967

 Carnival                                              26,989        1,628

 Centrica *                                            464,189       2,040

 Compass *                                             1,328,850     6,040

 David S. Smith *                                      267,464       805

 Diageo *                                              322,700       4,400

 Electrocomponents                                     327,230       1,862

 GlaxoSmithKline                                       884,155       19,639

 Hays *                                                1,645,806     3,855

 Hilton Group *                                        214,940       1,196

 Kesa Electricals                                      213,315       1,285

 Kingfisher *                                          1,448,103     8,324

 MFI Furniture Group *                                 669,400       1,687

 Reed Elsevier (Ordinary shares) *                     607,413       5,515

 Rio Tinto (Ordinary shares) *                         143,257       4,478

 Royal Bank of Scotland *                              480,122       15,910

 Shell Transport & Trading *                           1,239,348     10,828

 Standard Chartered *                                  100,100       1,840

 Tesco *                                               728,944       4,228

 Tomkins *                                             508,086       2,587

 Unilever N.V.                                         397,846       3,778

 United Business Media *                               213,189       2,174

 Vodafone                                              5,207,407     13,485

 William Morrison Supermarkets                         630,000       2,390

 WPP Group *                                           524,000       5,707

 Total United Kingdom (Cost $94,437)                                 136,757

 SHORT-TERM INVESTMENTS  0.1%
 Money Market Funds  0.1%
 T. Rowe Price Reserve Investment Fund, 2.39% #+       514,961       515

 Total Short-Term Investments (Cost $515)                            515

 SECURITIES LENDING COLLATERAL  11.6%
 Money Market Pooled Account 11.6%
 Investment in money market pooled account managed by
 JP Morgan Chase Bank, London, 2.386% #                 74,128,973    74,129

 Total Securities Lending Collateral (Cost $74,129)                  74,129

 Total Investments in Securities
 109.8% of Net Assets (Cost $481,863)                             $  700,984


 (1)  Denominated in currency of country of incorporation
      unless otherwise noted
++    At January 31, 2005, a substantial number of the
      fund's international securities were valued by the T. Rowe
      Price Valuation Committee, established by the fund's Board of Directors.  See Note 1
 #    Seven-day yield
 *    Non-income producing
 ss.  All or a portion of this security is on loan at
      January 31, 2005 - See Note 2
 +    Affiliated company - See Note 4
 * Valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors
 144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $5,990 and represents 0.9% of net assets
 ADR  American Depository Receipts
 GDR  Global Depository Receipts
 GDS  Global Depository Shares
 HKD  Hong Kong dollar
 NVDR Non Voting Depository Receipt
 USD  U.S. dollar

 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Foreign Equity Fund
Un-audited
January 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Foreign Equity Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets
The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At January 31, 2005, the value of loaned securities was $71,249,000; aggregate collateral consisted of $74,129,000 in the money market pooled account.


NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2005, the cost of investments for federal income tax purposes was $481,863,000. Net unrealized gain aggregated $219,169,000 at period-end, of which $228,751,000 related to appreciated investments and $9,582,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of January 31, 2005.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the three months ended January 31, 2005, dividend income from the Reserve Funds totaled $56,000, and the value of shares of the Reserve Funds held at January 31, 2005 and October 31, 2004 was $515,000 and $12,633,000, respectively.



 T. Rowe Price Institutional Emerging Markets Equity Fund
 Unaudited                                             January 31, 2005
 PORTFOLIO OF INVESTMENTS (1) ++
 (Cost and value in $ 000s)                            Shares        Value

 ARGENTINA  0.8%
 Common Stocks  0.8%
 Tenaris ADR (USD)                                     7,700         380

 Total Argentina (Cost $279)                                         380

 BRAZIL  9.7%
 Common Stocks  8.4%
 Cia Energetica Minas Gerais (Cemig)                   8,524,000     188

 Companhia Siderurgica Nacional                        14,415        289

 Companhia Vale do Rio Doce ADR (USD)                  12,700        320

 Companhia Vale do Rio Doce ADR (1 ADR represents
 1 common share) (USD)                                 18,230        551

 Grendene                                              3,100         35

 Natura Cosmeticos                                     8,800         215

 Petroleo Brasileiro (Petrobras) ADR (USD)             31,500        1,129

 Petroleo Brasileiro (Petrobras) ADR
 (1 ADR represents 1 common share) (USD)               12,600        512

 Tele Norte Leste ADR (USD)                            14,300        206

 Tele Norte Leste Participaco                          16,799        291

 Telesp Celular Participacoes ADR (USD) *              31,400        195

 Votorantim Celulose ADR (USD)                         21,250        311

                                                                     4,242

 Preferred Stocks  1.3%
 Banco Itau Holdings Financiera                        3,731         556

 Caemi Mineracao e Metalurgica *                       139,700       129

                                                                     685

 Total Brazil (Cost $3,492)                                          4,927

 CHINA  4.7%
 Common Stocks  4.7%
 China Insurance (HKD)                                 448,000       187

 China Netcom (HKD) *                                  138,000       198

 China Resources Enterprise (HKD)                      130,000       191

 China Telecom (HKD)                                   590,000       220

 Cnooc (HKD)                                           544,500       291

 Gome Electrical Appliances (HKD) *                    309,000       298

 Luen Thai Holdings (HKD) *                            297,000       152

 Panva Gas Holdings (HKD) *                            381,000       170

 Shanghai Forte Land Company (HKD)                     472,000       155

 Silver Grant (HKD) *                                  310,000       154

 tom.com (HKD) *                                       700,000       121

 ZTE (HKD) *                                           67,200        217

 Total China (Cost $2,153)                                           2,354

 CZECH REPUBLIC  0.5%
 Common Stocks  0.5%
 Komercni Banka                                        1,806         271

 Total Czech Republic (Cost $192)                                    271

 EGYPT  4.5%
 Common Stocks  4.5%
 Commercial International Bank                         66,335        532

 Egyptian Company for Mobile Services                  15,696        453

 Orascom Construction Industries                       22,100        377

 Orascom Telecom *                                     7,970         512

 Orascom Telecom GDR (USD) *                           5,400         169

 Vodafone Egypt *                                      18,600        226

 Total Egypt (Cost $1,348)                                           2,269

 ESTONIA  0.5%
 Common Stocks  0.5%
 Hansabank (EUR)                                       20,500        268

 Total Estonia (Cost $227)                                           268

 EUROPE/FAR EAST  1.9%
 Common Stocks  1.9%
 iShares MSCI Emerging Markets Index Fund (USD)        4,900         984

 Total Europe/Far East (Cost $939)                                   984

 HONG KONG  0.3%
 Common Stocks  0.3%
 Kingboard Chemical Holdings                           72,500        161

 Total Hong Kong (Cost $141)                                         161

 HUNGARY  0.8%
 Common Stocks  0.8%
 OTP Bank                                              12,300        398

 Total Hungary (Cost $333)                                           398

 INDIA  8.6%
 Common Stocks  8.6%
 Arvind Mills *                                        130,736       367

 Ballarpur Industries                                  28,050        55

 Ballarpur Industries (Regulation S shares)            3,600         7

 Bharti Tele-Ventures *                                63,000        333

 HDFC Bank                                             19,000        248

 HDFC Bank ADR (1 ADR represents 3 ordinary shares)    3,300         147
(USD)
 I-Flex Solutions                                      20,000        282

 ITC                                                   8,950         281

 Kotak Mahindra Finance                                33,000        216

 LIC Housing Finance *                                 38,704        188

 National Thermal Power *                              194,400       386

 Petronet LNG *                                        281,700       285

 Power Trading                                         92,700        114

 Tata Tea                                              20,300        227

 UTI Bank                                              63,700        303

 Videsh Sanchar Nigam ADR (USD)                        39,000        392

 Zee Telefilms                                         142,500       503

 Total India (Cost $3,120)                                           4,334

 INDONESIA  0.9%
 Common Stocks  0.9%
 Indosat                                               456,800       284

 Telekomunikasi                                        336,000       176

 Total Indonesia (Cost $330)                                         460

 ISRAEL  4.2%
 Common Stocks  4.2%
 Bank Hapoalim                                         153,700       555

 Bank Leumi                                            173,800       537

 Lipman Electronic Engineering (USD)                   2,600         76

 Makhteshim-Agan Industries                            120,300       649

 Partner Communications ADR (USD) *                    36,940        307

 Total Israel (Cost $1,605)                                          2,124

 KAZAKHSTAN  1.0%
 Common Stocks  1.0%
 PetroKazakhstan (USD)                                 13,471        485

 Total Kazakhstan (Cost $400)                                        485

 MALAYSIA  4.2%
 Common Stocks  4.2%
 Astro All Asia (Ordinary shares) *                    306,700       444

 CIMB Berhad                                           211,800       318

 Hong Leong Bank                                       130,500       189

 IJM                                                   125,800       162

 Malayan Banking Berhad                                110,800       359

 Malaysian Industrial Development Finance Berhad       325,300       122

 MK Land Holdings                                      246,300       118

 Sime Darby                                            90,000        152

 Symphony House                                        287,850       61

 Symphony House, Warrants, 4/28/09 *                   32,250        2

 Tenaga Nasional                                       67,000        189

 Total Malaysia (Cost $2,038)                                        2,116

 MEXICO  7.3%
 Common Stocks  7.3%
 America Movil ADR, Series L (USD)                     24,900        1,321

 Consorcio ARA *                                       44,100        160

 Grupo Aeroportuario del Sureste ADR (USD)             5,900         157

 Grupo Financiero Banorte                              61,000        392

 Grupo Modelo, Series C                                64,000        172

 Grupo Televisa ADR (USD)                              7,624         449

 Organizacion Soriana, Series B                        41,500        147

 Telmex ADR (USD)                                      139           5

 Urbi Desarrollos Urbanos *                            41,900        227

 Wal-Mart de Mexico, Series V                          190,334       656

 Total Mexico (Cost $2,546)                                          3,686

 RUSSIA  3.4%
 Common Stocks  3.4%
 AO VimpelCom ADR (USD) *                              15,800        572

 Gazprom ADR (USD)                                     4,300         150

 Lukoil (USD)                                          5,010         156

 Lukoil ADR (USD)                                      2,830         349

 MMC Norilsk Nickel (USD)                              3,900         224

 Mobile Telesystems ADR (USD)                          7,600         273

 Total Russia (Cost $1,178)                                          1,724

 SOUTH AFRICA  11.7%
 Common Stocks  11.7%
 ABSA Group                                            47,600        611

 African Bank Investments                              143,700       405

 Edgars Consolidated Stores                            5,800         292

 Impala Platinum Holdings                              3,980         334

 Investec                                              7,000         204

 JD Group                                              23,790        259

 Massmart Holdings *                                   30,600        215

 MTN Group Limited                                     98,000        740

 Naspers (N shares)                                    71,900        903

 Pick 'N Pay Stores                                    49,900        200

 SABMiller                                             18,400        283

 Sanlam                                                265,690       563

 Standard Bank Investment                              39,596        431

 Sun International *                                   18,400        210

 Truworths *                                           96,200        275

 Total South Africa (Cost $4,343)                                    5,925

 SOUTH KOREA  14.3%
 Common Stocks  12.8%
 Amorepacific                                          1,715         372

 Cheil Communications                                  1,140         170

 CJ Internet *                                         7,395         79

 Daewoo Shipbuilding & Marine Engineering              9,970         179

 Hanaro Telecom *                                      50,664        179

 Hyundai Department Store                              3,370         124

 Hyundai Motor                                         1,060         60

 Hyundai Motor GDR, 144A (USD)                         5,100         144

 Kookmin Bank                                          9,510         410

 Kookmin Bank ADR (USD) *                              1,400         61

 Kumgang Korea Chemical                                2,630         391

 LG Electronics                                        7,180         494

 Lotte Chilsung Beverage *                             360           315

 NCsoft *                                              2,630         193

 S-Oil                                                 7,000         450

 Samsung Electronics                                   3,150         1,519

 Shinhan Financial                                     10,600        266

 Shinsegae                                             1,510         424

 SK Corporation                                        4,180         223

 Woori Finance Holdings                                48,950        441

                                                                     6,494

 Preferred Stocks  1.5%
 Hyundai Motor                                         15,900        520

 Samsung Electronics                                   770           240

                                                                     760

 Total South Korea (Cost $5,468)                                     7,254

 TAIWAN  7.8%
 Common Stocks  7.8%
 Advantech                                             142,795       331

 Basso Industry                                        82,000        182

 Cathay Financial Holdings                             314,000       619

 Cheng Shin Rubber Industry                            111,488       135

 Chinatrust Financial                                  487,733       549

 E.Sun Financial *                                     476,000       381

 E.Sun Financial GDR, 144A (USD) *                     1,800         36

 Far Eastern Department Stores                         222,000       122

 Far Eastern Textile                                   348,505       253

 Formosa Petrochemical *                               94,000        176

 Polaris Securities                                    210,000       106

 Quanta Computer                                       157,226       263

 Taishin Financial Holdings                            490,887       443

 Taiwan Cellular                                       143,000       149

 Via Technologies *                                    187,000       95

 Yuanta Core Pacific                                   166,063       122

 Total Taiwan (Cost $3,685)                                          3,962

 THAILAND  2.8%
 Common Stocks  2.8%
 Bangkok Bank NVDR                                     120,000       333

 C.P. 7-Eleven                                         69,800        103

 Kasikornbank Public NVDR *                            231,800       331

 Land & Houses NVDR                                    989,200       254

 Ratchaburi Electricity Generating Holding *           163,300       169

 Siam Commercial Bank                                  110,500       143

 Siam Commercial Bank NVDR                             66,000        85

 Total Thailand (Cost $1,177)                                        1,418

 TURKEY  5.9%
 Common Stocks  5.9%
 Akbank *                                              35,000        218

 Anadolou Efes Biracilik Ve Malt Sanayii *             8,000         161

 Arcelik *                                             31,000        200

 Denizbank *                                           123,649       369

 Dogus Otomotiv *                                      6,000         20

 Finansbank *                                          171,600       385

 Hurriyet *                                            193,000       498

 Turkcell Iletisim Hizmet *                            33,000        242

 Turkcell Iletisim Hizmet ADR (USD)                    2,469         44


 Turkiye Garanti Bankasi *                             74,000        296

 Turkiye Is Bankasi *                                  97,000        569

 Total Turkey (Cost $2,108)                                          3,002

 SHORT-TERM INVESTMENTS  1.2%
 Money Market Funds  1.2%
 T. Rowe Price Reserve Investment Fund, 2.39% #+       579,717       580

 Total Short-Term Investments (Cost $580)                            580

 Total Investments in Securities
 97.0% of Net Assets (Cost $37,682)                         $        49,082


 (1)  Denominated in currency of country of incorporation unless otherwise noted
 ++   At January 31, 2005, a substantial number of the
      fund's international securities were valued by the T. Rowe
      Price Valuation Committee, established by the fund's Board of Directors.  See Note 1
 #    Seven-day yield
 *    Non-income producing
 +    Affiliated company - See Note 4
 * Valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors
 144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $180 and represents 0.4% of net assets
 ADR  American Depository Receipts
 EUR  Euro
 GDR  Global Depository Receipts
 HKD  Hong Kong dollar
 NVDR Non Voting Depository Receipt
 USD  U.S. dollar

 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Emerging Markets Equity Fund
Unaudited January 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Emerging Markets Equity Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets
The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.


NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2005, the cost of investments for federal income tax purposes was $37,682,000. Net unrealized gain aggregated $11,404,000 at period-end, of which $11,794,000 related to appreciated investments and $390,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of January 31, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the three months ended January 31, 2005, dividend income from the Reserve Funds totaled $8,000, and the value of shares of the Reserve Funds held at January 31, 2005 and October 31, 2004 was $580,000 and $2,093,000, respectively.





Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.





                             SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional International Funds, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     March 22, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     March 22, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     March 22, 2005